CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 221 (“Amendment No. 221”) to the Registrant’s Registration Statement and (b) that Amendment No. 221 was filed electronically.

Dated: December 18, 2020	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary

SCHEDULE A

SERIES	CLASSES
Neuberger Berman Emerging Markets Equity Fund	Institutional Class and Class A, Class C, Class R3 and Class R6
Neuberger Berman Equity Income Fund	Institutional Class and Class A, Class C and Class R3
Neuberger Berman Dividend Growth Fund Neuberger Berman Intrinsic Value Fund Neuberger Berman International Small Cap Fund	Institutional Class and Class A, Class C and Class R6
Neuberger Berman Focus Fund	Investor, Trust, Advisor and Institutional Classes, and Class A and Class C
Neuberger Berman Global Real Estate Fund Neuberger Berman Greater China Equity Fund Neuberger Berman Integrated Large Cap Fund Neuberger Berman Multi-Cap Opportunities Fund	Institutional Class and Class A and Class C
Neuberger Berman Mid Cap Intrinsic Value Fund Neuberger Berman Sustainable Equity Fund	Investor, Trust and Institutional Classes, and Class A, Class C, Class R3 and Class R6
Neuberger Berman International Equity Fund	Investor, Trust and Institutional Classes, and Class A, Class C and Class R6
Neuberger Berman Guardian Fund Neuberger Berman Mid Cap Growth Fund Neuberger Berman Large Cap Value Fund Neuberger Berman Small Cap Growth Fund	Investor, Trust, Advisor and Institutional Classes, and Class A, Class C, Class R3 and Class R6
Neuberger Berman Genesis Fund	Investor, Trust, Advisor and Institutional Classes, and Class A, Class C and Class R6
Neuberger Berman International Select Fund Neuberger Berman Real Estate Fund	Trust and Institutional Classes, and Class A, Class C, Class R3 and Class R6